TENANT IMPROVEMENTS - Schedule of Tenant Improvements (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Tenant Improvements	$ 873,270	$ 538,329	$ 58,855
Tenant improvements, net	844,276	523,915	52,021
Tenant Improvement
Less accumulated depreciation and amortization	$ (28,994)	$ (14,414)	$ (6,834)